Leases - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Text Block [Abstract]
Finance costs	£ 1.0	£ 1.7	£ 1.5	£ 0.0
Income recognized from subleases	0.4	0.4	0.8
Lease expenses	0.2	0.2	0.3
Cash outflows of right of use assets	£ 4.3	£ 10.3	£ 7.7